Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property And Equipment
Schedule of changes in property and equipment

Asset category	Useful life (in years)
Buildings	40 to 50
Leasehold improvements	24 to 40
Machinery and equipment	10 to 20
Facilities	11
Furniture and fixtures	9 to 12
Others	3 to 5

Schedule of property and equipment

	Balance at 12.31.2021	Additions	Remea-surement	Impairment	Depreciation	Write-offs	Transfers (*)	Exchange rate changes	Assets held for sale or distribution (**)	Balance at 12.31.2022

Land	3,125	15	-	-	-	(5)	(14)	(437)	(2,262)	422
Buildings	4,008	69	-	-	(126)	(14)	(5)	(653)	(2,834)	445
Leasehold improvements	1,809	143	-	(2)	(197)	(43)	227	(41)	(442)	1,454
Machinery and equipment	1,616	385	-	-	(295)	(73)	139	(167)	(700)	905
Facilities	197	11	-	-	(33)	(7)	30	5	(86)	117
Furniture and fixtures	614	176	-	-	(121)	(27)	23	(59)	(268)	338
Construction in progress	171	644	-	-	-	(13)	(615)	(17)	(54)	116
Other	33	13	-	-	(12)	(3)	9	(2)	(6)	32
Total	11,573	1,456	-	(2)	(784)	(185)	(206)	(1,371)	(6,652)	3,829

Lease – right of use:
Buildings	4,728	430	716	(6)	(736)	(168)	-	(360)	(1,589)	3,015
Equipment	38	10	-	-	(9)	-	-	(7)	(32)	-
Land	5	-	-	-	(1)	-	-	-	(4)	-
	4,771	440	716	(6)	(746)	(168)	-	(367)	(1,625)	3,015
Total	16,344	1,896	716	(8)	(1,530)	(353)	(206)	(1,738)	(8,277)	6,844

(*)	The main effects are R$126 transferred to intangible assets and R$33 to real estate inventory – Grupo Éxito.
(**)	Note 1.2

	Balance at 12.31.2020	Additions	Remeasurement (*)	Impairment	Depreciation	Write-offs (**)	Merger	Transfers (***)	Exchange rate changes	Balance at 12.31.2021

Land	3,540	2	-	(1)	(1)	(80)	1	(162)	(174)	3,125
Buildings	4,414	66	-	(1)	(156)	(64)	-	(5)	(246)	4,008
Leasehold improvements	2,412	118	-	(3)	(255)	(241)	4	(200)	(26)	1,809
Machinery and equipment	1,769	480	-	-	(336)	(117)	1	(106)	(75)	1,616
Facilities	283	5	-	-	(42)	(24)	-	(25)	-	197
Furniture and fixtures	706	122	-	-	(144)	(7)	-	(36)	(27)	614
Construction in progress	213	433	-	-	-	(1)	(9)	(461)	(4)	171
Other	34	9	-	-	(13)	-	-	3	-	33
Total	13,371	1,235	-	(5)	(947)	(534)	(3)	(992)	(552)	11,573

Lease – right of use:
Buildings	6,465	232	(463)	-	(830)	(485)	-	1	(192)	4,728
Equipment	49	6	2	-	(13)	(2)	-	-	(4)	38
Land	3	1	1	-	-	-	-	-	-	5
	6,517	239	(460)	-	(843)	(487)	-	1	(196)	4,771
Total	19,888	1,474	(460)	(5)	(1,790)	(1,021)	(3)	(991)	(748)	16,344

(*)	(1,170) is related to the remeasurement of the leasing liability of the 50 stores that will be delivered to Sendas in 2022 (Note 1.1), partially offset by the monetary restatement of the rental contracts.
(**)	Mainly refers to the Extra Hiper transaction (Note 1.1), being R$481 in fixed assets and R$385 in right of use.
(***)	Of this amount, the main effects are R$996 from transfers to available for sale and R$102 for intangibles and R$ 196 for investment properties.

	Balance at 12.31.2022			Balance at 12.31.2021
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net

Land	422	-	422	3,125	-	3,125
Buildings	812	(367)	445	4,751	(743)	4,008
Leasehold improvements	3,032	(1,578)	1,454	3,749	(1,940)	1,809
Machinery and equipment	2,403	(1,498)	905	4,201	(2,585)	1,616
Facilities	382	(265)	117	554	(357)	197
Furniture and fixtures	915	(577)	338	1,810	(1,196)	614
Construction in progress	116	-	116	171	-	171
Other	125	(93)	32	163	(130)	33
	8,207	(4,378)	3,829	18,524	(6,951)	11,573

Lease – right of use:
Buildings	5,805	(2,790)	3,015	8,774	(4,046)	4,728
Equipment	37	(37)	-	101	(63)	38
Land	-	-	-	9	(4)	5
	5,842	(2,827)	3,015	8,884	(4,113)	4,771
Total	14,049	(7,205)	6,844	27,408	(11,064)	16,344

Schedule of reconciliation of additions to property and equipment

	2022	2021

Additions (i)	1,896	1,474
Lease	(431)	(239)
Capitalized borrowing costs	(37)	(11)
Property and equipment financing - Additions (ii)	(1,474)	(1,149)
Property and equipment financing - Payments (ii)	1,444	960
Total	1,398	1,035

(i)	The additions are related to the purchase of operating assets, acquisition of land and buildings to expand activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.
(ii)	The additions to property and equipment above are presented to reconcile the acquisitions during the year with the amounts presented in the statement of cash flows net of items that did not impact cash flow.